Net Loss Per Share - Summary of basic and diluted net loss per share attributable to common stockholders (Detail) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Earnings Per Share [Abstract]
Net loss	$ (12,351)	$ (7,883)	$ (32,920)	$ (21,943)	$ (32,202)	$ (19,250)
Accretion of redeemable convertible preferred stock to redemption value						(984)
Net loss attributable to common stockholders	$ (12,351)	$ (7,883)	$ (32,920)	$ (21,943)	$ (32,202)	$ (20,234)
Weighted-average common shares outstanding, basic and diluted	1,758,039	1,722,300	1,744,948	1,696,104	1,704,509	1,586,683
Net loss per share attributable to common stockholders, basic and diluted	$ (7.03)	$ (4.58)	$ (18.87)	$ (12.94)	$ (18.89)	$ (12.75)